FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Oct. 31, 2011
Fair Value Disclosures [Abstract]
Fair Value Assets And Liabilities Measured On Recurring Basis
Financial assets and liabilities measured at fair value on a recurring basis as of October 31, 2011 were as follows:

		Fair Value Measurement at October 31, 2011 Using
	October 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in millions)
Assets:
Short-term
Cash equivalents (money market funds)	$1,972	$1,972	$—	$—
Derivative instruments (foreign exchange and interest rate swap contracts)	37	—	37	—
Long-term
Trading securities	49	49	—	—
Available-for-sale investments	3	3	—	—
Total assets measured at fair value	$2,061	$2,024	$37	$—
Liabilities:
Short-term
Derivative instruments (foreign exchange contracts)	$11	$—	$11	$—
Long-term
Deferred compensation liability	46	—	46	—
Total liabilities measured at fair value	$57	$—	$57	$—

Significant unobservable input (Level 3) reconciliation
For assets measured at fair value using significant unobservable inputs (level 3), the following table summarizes the change in balances during 2011 and 2010:

	2011	2010
	(in millions)
Balance, beginning of period	$—	$6
Realized losses related to amortization of premium	—	(1)
Unrealized gains included in accumulated other comprehensive income	—	—
Realized losses related to investment impairments	—	—
Sales	—	(3)
Transfers into level 3	—	—
Transfers out of level 3	—	(2)
Balance, end of period	$—	$—
Total losses included in net income attributable to change in unrealized losses relating to assets still held at the reporting date, reported in interest and other income, net	$—	$—

Impairment of Long-lived assets included in net income
For assets measured at fair value on a non-recurring basis, the following table summarizes the impairments included in net income for the years ended October 31, 2011 and 2010:

	Years Ended October 31,
	2011	2010
	(in millions)
Long-lived assets held and used	$7	$12
Long-lived assets held for sale	$1	$14